Consolidated Segment Data (Details) - Schedule of Revenue and Non-Cash Compensation - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenue and Non-Cash Compensation [Line Items]
Revenues		$ 17,566,844	$ 18,005,603
Operating loss		(2,081,862)	(11,901,828)
Total other income from four segments		312,342	77,665
Foreign exchange losses (gain), net:
Foreign exchange losses, net		(775,698)	169,410
Finance costs:
Finance costs		(81,534)	(578,308)
Loss before income tax from continuing operations		(1,900,095)	(12,986,564)
Provision for income tax benefit (expense)		22,949	(874,431)
Net loss for the period from continuing operations		(1,877,146)	(13,860,995)
Net loss for the period from discontinued operations – Information security segment		38,719	11,562
Net loss for the period		(1,838,427)	(13,849,433)
Less: net profit (loss) attributable to the non-controlling interest		9,167	(30,214)
Net loss attributable to equity holders of the Company		(1,847,594)	(13,819,219)
Revenue [Member]
Schedule of Revenue and Non-Cash Compensation [Line Items]
Revenues	[1]	17,566,844	18,005,603
Secured logistics [Member] | Revenue [Member]
Schedule of Revenue and Non-Cash Compensation [Line Items]
Revenues	[1]	15,761,944	15,943,156
Secured logistics [Member] | Foreign exchange losses, net [Member]
Foreign exchange losses (gain), net:
Foreign exchange losses, net		(1,544)	(598,053)
Secured logistics [Member] | Finance costs [Member]
Finance costs:
Finance costs		(56,727)	(423,440)
AI&Robotics solution [Member] | Revenue [Member]
Schedule of Revenue and Non-Cash Compensation [Line Items]
Revenues	[1]	131,142	440,229
AI&Robotics solution [Member] | Foreign exchange losses, net [Member]
Foreign exchange losses (gain), net:
Foreign exchange losses, net		(30,030)	13,150
AI&Robotics solution [Member] | Finance costs [Member]
Finance costs:
Finance costs		(17,427)
General security solutions [Member] | Revenue [Member]
Schedule of Revenue and Non-Cash Compensation [Line Items]
Revenues	[1]	1,673,758	1,622,218
General security solutions [Member] | Finance costs [Member]
Finance costs:
Finance costs		(2,430)
Corporate and others [Member] | Foreign exchange losses, net [Member]
Foreign exchange losses (gain), net:
Foreign exchange losses, net		(17,467)	810
Corporate and others [Member] | Finance costs [Member]
Finance costs:
Finance costs		(4,950)	(154,868)
Operating loss [Member] | Secured logistics [Member]
Schedule of Revenue and Non-Cash Compensation [Line Items]
Operating loss		770,737	(1,101,369)
Operating loss [Member] | AI&Robotics solution [Member]
Schedule of Revenue and Non-Cash Compensation [Line Items]
Operating loss		(894,556)	(8,320,982)
Operating loss [Member] | General security solutions [Member]
Schedule of Revenue and Non-Cash Compensation [Line Items]
Operating loss		(109,979)	(542,569)
Operating loss [Member] | Corporate and others [Member]
Schedule of Revenue and Non-Cash Compensation [Line Items]
Operating loss	[2]	$ (1,848,064)	$ (1,936,908)

[1]	Revenue excludes intercompany sales.
[2]	Includes impairment of goodwill on acquired subsidiaries, non-cash compensation, legal and professional fees and consultancy fees for the Company.